Equity - Schedule of Accumulated Deficits (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Accumulated deficits at the beginning of the year	$ (132,468,858)	$ (90,283,261)	$ (90,283,261)	$ (50,391,283)	$ (41,342,180)
Net loss	(4,344,042)	$ (8,743,828)	(42,185,597)	(39,891,978)	(9,049,103)
Accumulated deficits at the end of the year	$ (136,812,900)		$ (132,468,858)	$ (90,283,261)	$ (50,391,283)